Shareholder' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Summary of Other Reserves Including Other Comprehensive Income
Other reserves (including other comprehensive income) are detailed as follows:

(€ thousands)	At June 30, 2022	At December 31, 2021
Legal reserve	860	860
Addition paid-in capital	721,187	721,187
Reserve for treasury shares	(451,176)	(455,000)
Other comprehensive income reserve (OCI)	16,525	(12,295)
Share-based payments reserve	81,661	74,978
Non-controlling interests options reserve	(196,691)	(196,691)
Other reserves	(36,796)	(36,360)
Other reserves, including OCI	135,570	96,679

Other reserves (including other comprehensive income) are detailed as follows:

(Euro thousands)	At December 31,
	2021	2020
Italian statutory reserve	860	860
Addition paid-in capital	721,187	—
Reserve for treasury shares	(455,000)	(76,624)
Other comprehensive income reserve (OCI)	(12,295)	(25,901)
Share-based payments reserve	74,978	—
Non-controlling interests options reserve	(196,691)	(196,691)
Other reserves	(36,360)	2,584
Other reserves, including OCI	96,679	(295,772)